AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2017.

Securities Act Registration No. 333-192733
Investment Company Act Reg. No. 811-22917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 15 ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 18 ☒
(Check appropriate box or boxes.)

ABSOLUTE SHARES TRUST
 (Exact Name of Registrant as Specified in Charter)

Millington Securities, Inc.
331 Newman Springs Road, Suite 101
Red Bank, New Jersey 07701
(Address of Principal Executive Offices) (Zip Code)

732-842-4920
(Registrant’s Telephone Number, including Area Code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Road, Suite 101
Red Bank, New Jersey 07701
 (Name and Address of Agent for Service)

 With a copy to:

Peter J. Shea, Esq.
K&L Gates LLP
599 Lexington Avenue
New York, NY 10022
Phone: (212) 536-3988
 Fax: (212) 536-3900

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment (“PEA”) No. 15 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 14 on Form N‑1A filed October 27, 2017.  This PEA No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post‑Effective Amendment No. 14 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Red Bank, and State of New Jersey on this 9th day of November, 2017.

Absolute Shares Trust

By:	/s/Don Schreiber, Jr.
Don Schreiber, Jr.
Chairman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities indicated on November 9, 2017.

Signature	Title

/s/ Don Schreiber, Jr.	Chairman, Trustee, President and Principal Executive Officer
Don Schreiber, Jr.

* /s/ Matthew Schreiber	Trustee
Matthew Schreiber

* /s/ Jude Depko	Trustee
Jude T. Depko

* /s/ John A. Flanagan	Trustee
John A. Flanagan

* /s/ Andrew Putterman	Trustee
Andrew Putterman

/s/ Paul Lagermasini	Treasurer and Principal Financial Officer
Paul Lagermasini

By: /s/ Don Schreiber, Jr.
* Don Schreiber, Jr. Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE